CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Apr. 30, 2009	$ 3,976	$ 50,024	$ 0	$ 54,000
Balance (in shares) at Apr. 30, 2009	3,976,465
Issuance of shares for cash, July 28, 2009	40	500	0	540
Issuance of shares for cash, July 28, 2009 (in shares)	39,765
Issuance of shares for cash, December 21, 2009	884	99,116	0	100,000
Issuance of shares for cash, December 21, 2009 (in shares)	883,658
Net loss	0	0	(122,857)	(122,857)
Balance at Dec. 31, 2009	4,900	149,640	(122,857)	31,683
Balance (in shares) at Dec. 31, 2009	4,899,888
Issuance of common shares for cash	901	101,099	0	102,000
Issuance of common shares for cash (in shares)	901,354
Issuance of common shares for services	199	70,801	0	71,000
Issuance of common shares for services (in shares)	198,825
Compensation cost for stock options granted to executives and employees	0	30,396	0	30,396
Net loss	0	0	(1,086,930)	(1,086,930)
Balance at Dec. 31, 2010	6,000	351,936	(1,209,787)	(851,851)
Balance (in shares) at Dec. 31, 2010	6,000,067
Issuance of common shares for cash	5,257	5,708,528	0	5,713,785
Issuance of common shares for cash (in shares)	5,256,800
Compensation cost for stock options granted to executives and employees	0	140,056	0	140,056
Net loss	0	0	(3,442,268)	(3,442,269)
Balance at Dec. 31, 2011	11,257	6,200,520	(4,652,055)	1,559,721
Balance (in shares) at Dec. 31, 2011	11,256,867
Issuance of common shares for cash	800	3,453,200	0	3,454,000
Issuance of common shares for cash (in shares)	800,000
Issuance of common shares for cash and asset purchase	863	4,311,637	0	4,312,500
Issuance of common shares for cash and asset purchase (in shares)	862,500
Issuance of warrants for asset purchase	0	762,353	0	762,353
Compensation cost for stock options granted to executives and employees	0	166,812	0	166,812
Net loss	0	0	(5,079,851)	(5,079,851)
Balance at Dec. 31, 2012	$ 12,919	$ 14,894,522	$ (9,731,906)	$ 5,175,535
Balance (in shares) at Dec. 31, 2012	12,919,367